Non-current assets held for sale (Notes)	12 Months Ended
Dec. 31, 2023
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	Non-current assets held for sale
The carrying amount of assets classified as held for sale at 31 December 2023 is $151 million (2022 $1,242 million), with associated liabilities of $62 million (2022 $321 million).
customers & products
On 16 November 2023, bp entered into an agreement to sell its Türkiye ground fuels business to Petrol Ofisi. This includes the group's interest in three joint venture terminals in Türkiye. Completion of the sale is subject to regulatory approvals. The carrying amount of assets classified as held for sale at 31 December 2023 is $151 million, with associated liabilities of $62 million. Cumulative foreign exchange losses within reserves of approximately $850 million are expected to be recycled to the group income statement at completion.
Transactions that have been classified as held for sale during 2023, but were completed by 31 December 2023, are described below.
gas & low carbon energy
The assets held for sale balance at 31 December 2022 included assets of $511 million and associated liabilities of $48 million relating to the agreement to sell bp's upstream business in Algeria to Eni. The transaction closed on 28 February 2023.
customers & products
In addition, at 31 December 2022 assets of $731 million and associated liabilities of $273 million were classified as held for sale relating to the sale of bp's 50% interest in the bp-Husky Toledo refinery in Ohio US, to Cenovus Energy, its partner in the facility. The sale completed on 28 February 2023.
The total assets and liabilities held for sale at 31 December 2023 and 2022, which for 2023 are all in the customers & products segments and for 2022 in the gas & low carbon energy and customers & products segments, are set out in the table below.

		$ million
	2023	2022
Property, plant and equipment	49	693
Goodwill	—	58
Intangible assets	3	—
Loans	1	—
Inventories	—	255
Cash	—	35
Trade and other receivables	98	201
Assets classified as held for sale	151	1,242
Trade and other payables	(1)	(256)
Lease liabilities	(40)	(14)
Provisions	(10)	(36)
Deferred tax liabilities	—	(15)
Defined benefit pension plan and other post-retirement benefit plan deficits	(11)	—
Liabilities directly associated with assets classified as held for sale	(62)	(321)